Other Payables - Schedule of Other Payables (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Other Payables [Abstract]
VAT and other taxes payable	$ 3,887,014	$ 3,353,963
Others	28,426
Totals	$ 3,915,440	$ 3,353,963